Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of geographical areas [line items]
Revenue	€ 540.3	€ 530.6	€ 1,695.9	€ 1,558.0
United Kingdom
Disclosure of geographical areas [line items]
Revenue	165.0	160.8	514.8	400.1
Italy
Disclosure of geographical areas [line items]
Revenue	84.2	81.3	284.1	279.9
Germany
Disclosure of geographical areas [line items]
Revenue	75.1	68.9	237.3	223.9
Sweden
Disclosure of geographical areas [line items]
Revenue	44.0	48.8	133.1	143.3
France
Disclosure of geographical areas [line items]
Revenue	41.5	40.0	125.8	125.8
Norway
Disclosure of geographical areas [line items]
Revenue	29.8	31.8	88.8	91.2
Austria
Disclosure of geographical areas [line items]
Revenue	21.6	21.3	76.4	71.7
Spain
Disclosure of geographical areas [line items]
Revenue	20.8	19.5	60.2	57.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 58.3	€ 58.2	€ 175.4	€ 164.5